SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date was as follows (EUR in millions):

	December 31, 2020			December 31, 2021
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	574,887,317			574,887,317
Priority share	1			1
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			37,138,658
Class C ordinary shares	37,748,658			37,748,658
Issued and fully paid:	357,569,138	€6.9	290	359,509,154	€6.8	282
Priority share	1	—	—	1	—	—
Class A ordinary shares	320,430,479	3.2	151	323,800,479	3.2	154
Class B ordinary shares	35,708,674	3.6	128	35,698,674	3.6	128
Class C ordinary shares	1,429,984	0.1	11	10,000	—	—